Settlements (Details Narrative) - Settlement Agreement [Member] - FirstFire Global Opportunities Fund, LLC [Member]	Feb. 11, 2021 USD ($) $ / shares shares
Number of shares sold | shares	150,000
Sale of stock price per share | $ / shares	$ 0.066667
Aggregate amount | $	$ 10,000